FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Transamerica Life Ins Co Separate Account VUL-5

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Transamerica Life Ins Co Separate Account VUL-5 indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Transamerica Life Ins Co Separate Account VUL-5 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class B Shares	MS VIF Emerging Markets Equity Class I Shares
AB Large Cap Growth Class B Shares	MS VIF Global Strategist Class I Shares
Alger Growth & Income Class I-2 Shares	PIMCO Real Return Administrative Class
BNY Mellon MidCap Stock Initial Shares	TA Aegon Bond Initial Class
BNY Mellon Sustainable U.S. Equity Initial Shares	TA Aegon Sustainable Equity Income Initial Class
BNY Mellon VIF Appreciation Initial Shares	TA Aegon U.S. Government Securities Initial Class
BNY Mellon VIF Opportunistic Small Cap Initial Shares	TA BlackRock Global Real Estate Securities Initial Class
Fidelity® VIP Contrafund® Service Class 2	TA BlackRock Government Money Market Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA BlackRock iShares Edge 40 Initial Class
Fidelity® VIP Index 500 Service Class 2	TA Janus Mid-Cap Growth Initial Class
Franklin Small Cap Value Class 2 Shares	TA JPMorgan Asset Allocation - Conservative Initial Class
Franklin Small-Mid Cap Growth Class 2 Shares	TA JPMorgan Asset Allocation - Growth Initial Class
Invesco V.I. High Yield Series I Shares	TA JPMorgan Asset Allocation - Moderate Initial Class
Janus Henderson - Balanced Service Shares	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
Janus Henderson - Global Research Service Shares	TA JPMorgan Mid Cap Value Initial Class
MFS® Growth Initial Class	TA JPMorgan Tactical Allocation Initial Class
MFS® Investors Trust Initial Class	TA Morgan Stanley Capital Growth Initial Class
MFS® Research Initial Class	TA Small/Mid Cap Value Initial Class
MS VIF Core Plus Fixed Income Class I Shares	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Transamerica Life Ins Co Separate Account VUL-5 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Transamerica Life Ins Co Separate Account VUL-5 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Transamerica Life Ins Co Separate Account VUL-5 since 2014.

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Growth and Income Class B Shares	78,554.341	$2,119,556	$2,227,801	$(3)	$2,227,798	59,827	$37.237559	$37.237559
AB Large Cap Growth Class B Shares	17,662.953	952,780	944,085	2	944,087	23,820	39.633453	39.633453
Alger Growth & Income Class I-2 Shares	67,362.363	1,147,071	1,556,744	3	1,556,747	44,234	35.193219	35.193219
BNY Mellon MidCap Stock Initial Shares	67,421.672	1,273,732	1,109,761	-	1,109,761	26,512	41.858288	41.858288
BNY Mellon Sustainable U.S. Equity Initial Shares	8,972.758	337,653	374,433	1	374,434	12,144	30.831698	30.831698
BNY Mellon VIF Appreciation Initial Shares	29,139.452	1,110,843	930,423	-	930,423	22,289	41.744117	41.744117
BNY Mellon VIF Opportunistic Small Cap Initial Shares	34,310.279	1,445,611	1,351,482	-	1,351,482	47,823	28.260135	28.260135
Fidelity® VIP Contrafund® Service Class 2	56,910.336	2,022,510	2,079,504	(4)	2,079,500	37,551	55.378745	55.378745
Fidelity® VIP Equity-Income Service Class 2	48,724.579	1,053,190	1,106,535	(1)	1,106,534	29,080	38.051461	38.051461
Fidelity® VIP Index 500 Service Class 2	4,958.498	1,979,320	1,833,157	(3)	1,833,154	38,593	47.499843	47.499843
Franklin Small Cap Value Class 2 Shares	91,038.020	1,372,985	1,140,706	(5)	1,140,701	24,507	46.546422	46.546422
Franklin Small-Mid Cap Growth Class 2 Shares	86,408.228	1,358,242	908,150	(12)	908,138	25,898	35.066394	35.066394
Invesco V.I. High Yield Series I Shares	94,892.315	500,236	427,015	-	427,015	29,199	14.624066	14.624066
Janus Henderson - Balanced Service Shares	28,825.040	996,621	1,224,199	1	1,224,200	30,882	39.641713	39.641713
Janus Henderson - Global Research Service Shares	18,882.707	856,873	914,112	-	914,112	41,341	22.111307	22.111307
MFS® Growth Initial Class	13,933.480	697,372	669,086	-	669,086	15,539	43.057899	43.057899
MFS® Investors Trust Initial Class	14,322.129	421,294	462,175	1	462,176	11,705	39.484154	39.484154
MFS® Research Initial Class	13,021.257	365,778	361,210	(1)	361,209	8,916	40.513092	40.513092
MS VIF Core Plus Fixed Income Class I Shares	124,467.853	1,287,646	1,051,753	-	1,051,753	52,890	19.885799	19.885799
MS VIF Emerging Markets Equity Class I Shares	22,848.065	327,344	272,349	1	272,350	7,564	36.005192	36.005192
MS VIF Global Strategist Class I Shares	78,688.905	760,998	601,183	-	601,183	29,219	20.574720	20.574720
PIMCO Real Return Administrative Class	13,719.380	174,959	157,773	(4)	157,769	9,313	16.939932	16.939932
TA Aegon Bond Initial Class	67,892.660	776,613	623,255	-	623,255	35,204	17.704008	17.704008
TA Aegon Sustainable Equity Income Initial Class	47,124.032	887,889	827,969	(1)	827,968	30,614	27.045037	27.045037
TA Aegon U.S. Government Securities Initial Class	9,802.053	102,706	87,532	-	87,532	5,945	14.723159	14.723159
TA BlackRock Global Real Estate Securities Initial Class	21,189.537	244,850	193,249	(1)	193,248	9,251	20.888642	20.888642
TA BlackRock Government Money Market Initial Class	1,245,068.390	1,245,068	1,245,068	(10)	1,245,058	1,021,351	1.219031	1.219031
TA BlackRock iShares Edge 40 Initial Class	2,069.858	20,168	16,994	-	16,994	869	19.552557	19.552557
TA Janus Mid-Cap Growth Initial Class	35,507.515	1,172,543	1,116,711	-	1,116,711	35,252	31.677695	31.677695
TA JPMorgan Asset Allocation - Conservative Initial Class	17,654.810	179,904	145,476	-	145,476	7,224	20.137596	20.137596
TA JPMorgan Asset Allocation - Growth Initial Class	702,832.783	7,644,154	6,241,155	(39)	6,241,116	211,262	29.542030	29.542030
TA JPMorgan Asset Allocation - Moderate Initial Class	48,168.052	553,350	465,785	-	465,785	20,020	23.265583	23.265583
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	374,507.689	4,396,878	3,591,529	6	3,591,535	137,421	26.135322	26.135322
TA JPMorgan Mid Cap Value Initial Class	26,748.297	453,274	391,060	-	391,060	9,256	42.249595	42.249595
TA JPMorgan Tactical Allocation Initial Class	40,187.086	555,833	462,955	(1)	462,954	22,504	20.572401	20.572401
TA Morgan Stanley Capital Growth Initial Class	62,146.645	640,156	235,536	-	235,536	25,108	9.380901	9.380901
TA Small/Mid Cap Value Initial Class	23,213.804	450,579	437,116	-	437,116	19,073	22.917901	22.917901
TA WMC US Growth Initial Class	237,445.097	7,083,625	6,159,326	4	6,159,330	142,205	43.313123	43.313123

See accompanying notes.
3

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount

Net Assets as of December 31, 2020:	$2,013,682	$1,062,987	$1,570,147	$1,185,843

Investment Income:
Reinvested Dividends	14,842	-	20,082	8,176
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,796	2,957	4,359	3,342

Net Investment Income (Loss)	9,046	(2,957)	15,723	4,834

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	87,047	129,503	8,274
Realized Gain (Loss) on Investments	59,920	33,578	85,541	43,897

Net Realized Capital Gains (Losses) on Investments	59,920	120,625	215,044	52,171
Net Change in Unrealized Appreciation (Depreciation)	478,102	178,364	243,805	239,532

Net Gain (Loss) on Investment	538,022	298,989	458,849	291,703

Net Increase (Decrease) in Net Assets Resulting from Operations	547,068	296,032	474,572	296,537

Increase (Decrease) in Net Assets from Contract Transactions	(112,997)	(12,004)	(117,345)	(79,106)

Total Increase (Decrease) in Net Assets	434,071	284,028	357,227	217,431

Net Assets as of December 31, 2021:	$2,447,753	$1,347,015	$1,927,374	$1,403,274

Investment Income:
Reinvested Dividends	24,694	-	23,467	8,566
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,581	2,599	4,131	2,935

Net Investment Income (Loss)	19,113	(2,599)	19,336	5,631

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	365,898	135,194	103,635	288,952
Realized Gain (Loss) on Investments	52,538	25,847	64,302	43,820

Net Realized Capital Gains (Losses) on Investments	418,436	161,041	167,937	332,772
Net Change in Unrealized Appreciation (Depreciation)	(552,353)	(546,521)	(477,903)	(533,541)

Net Gain (Loss) on Investment	(133,917)	(385,480)	(309,966)	(200,769)

Net Increase (Decrease) in Net Assets Resulting from Operations	(114,804)	(388,079)	(290,630)	(195,138)

Increase (Decrease) in Net Assets from Contract Transactions	(105,151)	(14,849)	(79,997)	(98,375)

Total Increase (Decrease) in Net Assets	(219,955)	(402,928)	(370,627)	(293,513)

Net Assets as of December 31, 2022:	$2,227,798	$944,087	$1,556,747	$1,109,761

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$389,546	$988,780	$1,468,117	$2,686,010

Investment Income:
Reinvested Dividends	3,264	4,672	1,779	811
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,102	2,670	4,106	7,502

Net Investment Income (Loss)	2,162	2,002	(2,327)	(6,691)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,598	98,699	-	382,838
Realized Gain (Loss) on Investments	4,464	21,169	31,837	100,820

Net Realized Capital Gains (Losses) on Investments	14,062	119,868	31,837	483,658
Net Change in Unrealized Appreciation (Depreciation)	87,509	130,338	207,465	246,238

Net Gain (Loss) on Investment	101,571	250,206	239,302	729,896

Net Increase (Decrease) in Net Assets Resulting from Operations	103,733	252,208	236,975	723,205

Increase (Decrease) in Net Assets from Contract Transactions	1,904	(63,537)	(35,643)	(104,588)

Total Increase (Decrease) in Net Assets	105,637	188,671	201,332	618,617

Net Assets as of December 31, 2021:	$495,183	$1,177,451	$1,669,449	$3,304,627

Investment Income:
Reinvested Dividends	2,128	6,532	-	6,574
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,019	2,426	3,592	6,238

Net Investment Income (Loss)	1,109	4,106	(3,592)	336

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,146	285,999	292,559	124,420
Realized Gain (Loss) on Investments	5,195	2,212	27,448	127,605

Net Realized Capital Gains (Losses) on Investments	34,341	288,211	320,007	252,025
Net Change in Unrealized Appreciation (Depreciation)	(149,205)	(505,709)	(594,792)	(1,102,782)

Net Gain (Loss) on Investment	(114,864)	(217,498)	(274,785)	(850,757)

Net Increase (Decrease) in Net Assets Resulting from Operations	(113,755)	(213,392)	(278,377)	(850,421)

Increase (Decrease) in Net Assets from Contract Transactions	(6,994)	(33,636)	(39,590)	(374,706)

Total Increase (Decrease) in Net Assets	(120,749)	(247,028)	(317,967)	(1,225,127)

Net Assets as of December 31, 2022:	$374,434	$930,423	$1,351,482	$2,079,500

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Small Cap Value Class 2 Shares Subaccount	Franklin Small-Mid Cap Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$1,068,844	$3,160,254	$1,173,189	$1,522,488

Investment Income:
Reinvested Dividends	20,302	24,562	13,449	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,020	7,192	3,343	3,989

Net Investment Income (Loss)	17,282	17,370	10,106	(3,989)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	139,654	24,116	35,611	186,332
Realized Gain (Loss) on Investments	18,449	1,849,828	(23,662)	13,682

Net Realized Capital Gains (Losses) on Investments	158,103	1,873,944	11,949	200,014
Net Change in Unrealized Appreciation (Depreciation)	81,494	(1,169,839)	264,477	(51,777)

Net Gain (Loss) on Investment	239,597	704,105	276,426	148,237

Net Increase (Decrease) in Net Assets Resulting from Operations	256,879	721,475	286,532	144,248

Increase (Decrease) in Net Assets from Contract Transactions	(29,398)	(1,564,385)	(80,237)	(56,183)

Total Increase (Decrease) in Net Assets	227,481	(842,910)	206,295	88,065

Net Assets as of December 31, 2021:	$1,296,325	$2,317,344	$1,379,484	$1,610,553

Investment Income:
Reinvested Dividends	19,377	23,866	11,789	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,836	4,930	2,983	2,865

Net Investment Income (Loss)	16,541	18,936	8,806	(2,865)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,872	15,544	222,474	300,275
Realized Gain (Loss) on Investments	40,090	30,357	(30,588)	(94,790)

Net Realized Capital Gains (Losses) on Investments	78,962	45,901	191,886	205,485
Net Change in Unrealized Appreciation (Depreciation)	(162,913)	(493,511)	(338,819)	(741,010)

Net Gain (Loss) on Investment	(83,951)	(447,610)	(146,933)	(535,525)

Net Increase (Decrease) in Net Assets Resulting from Operations	(67,410)	(428,674)	(138,127)	(538,390)

Increase (Decrease) in Net Assets from Contract Transactions	(122,381)	(55,516)	(100,656)	(164,025)

Total Increase (Decrease) in Net Assets	(189,791)	(484,190)	(238,783)	(702,415)

Net Assets as of December 31, 2022:	$1,106,534	$1,833,154	$1,140,701	$908,138

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount	MFS® Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$521,405	$1,381,066	$1,087,767	$921,045

Investment Income:
Reinvested Dividends	23,540	12,453	4,271	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,252	3,580	2,930	2,481

Net Investment Income (Loss)	22,288	8,873	1,341	(2,481)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,601	56,200	137,487
Realized Gain (Loss) on Investments	(1,772)	46,497	70,286	82,196

Net Realized Capital Gains (Losses) on Investments	(1,772)	54,098	126,486	219,683
Net Change in Unrealized Appreciation (Depreciation)	(164)	157,990	59,000	(9,674)

Net Gain (Loss) on Investment	(1,936)	212,088	185,486	210,009

Net Increase (Decrease) in Net Assets Resulting from Operations	20,352	220,961	186,827	207,528

Increase (Decrease) in Net Assets from Contract Transactions	(37,301)	(73,207)	(92,546)	(103,765)

Total Increase (Decrease) in Net Assets	(16,949)	147,754	94,281	103,763

Net Assets as of December 31, 2021:	$504,456	$1,528,820	$1,182,048	$1,024,808

Investment Income:
Reinvested Dividends	20,591	14,775	14,651	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,121	3,280	2,448	1,923

Net Investment Income (Loss)	19,470	11,495	12,203	(1,923)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	37,494	106,981	87,769
Realized Gain (Loss) on Investments	(8,353)	33,521	28,557	32,949

Net Realized Capital Gains (Losses) on Investments	(8,353)	71,015	135,538	120,718
Net Change in Unrealized Appreciation (Depreciation)	(60,189)	(338,857)	(380,789)	(441,911)

Net Gain (Loss) on Investment	(68,542)	(267,842)	(245,251)	(321,193)

Net Increase (Decrease) in Net Assets Resulting from Operations	(49,072)	(256,347)	(233,048)	(323,116)

Increase (Decrease) in Net Assets from Contract Transactions	(28,369)	(48,273)	(34,888)	(32,606)

Total Increase (Decrease) in Net Assets	(77,441)	(304,620)	(267,936)	(355,722)

Net Assets as of December 31, 2022:	$427,015	$1,224,200	$914,112	$669,086

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Core Plus Fixed Income Class I Shares Subaccount	MS VIF Emerging Markets Equity Class I Shares Subaccount

Net Assets as of December 31, 2020:	$494,007	$376,603	$1,244,689	$421,075

Investment Income:
Reinvested Dividends	3,482	2,290	47,843	3,669
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,389	1,049	3,041	1,098

Net Investment Income (Loss)	2,093	1,241	44,802	2,571

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,509	23,993	79,297	—
Realized Gain (Loss) on Investments	17,426	11,136	7,870	10,474

Net Realized Capital Gains (Losses) on Investments	34,935	35,129	87,167	10,474
Net Change in Unrealized Appreciation (Depreciation)	91,678	54,526	(138,924)	(1,437)

Net Gain (Loss) on Investment	126,613	89,655	(51,757)	9,037

Net Increase (Decrease) in Net Assets Resulting from Operations	128,706	90,896	(6,955)	11,608

Increase (Decrease) in Net Assets from Contract Transactions	(27,320)	(13,317)	(9,908)	(7,589)

Total Increase (Decrease) in Net Assets	101,386	77,579	(16,863)	4,019

Net Assets as of December 31, 2021:	$595,393	$454,182	$1,227,826	$425,094

Investment Income:
Reinvested Dividends	3,354	1,887	43,161	1,438
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,248	962	2,743	819

Net Investment Income (Loss)	2,106	925	40,418	619

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	64,297	49,245	19,271	34,733
Realized Gain (Loss) on Investments	17,071	9,040	(4,412)	(8,969)

Net Realized Capital Gains (Losses) on Investments	81,368	58,285	14,859	25,764
Net Change in Unrealized Appreciation (Depreciation)	(182,311)	(137,794)	(234,045)	(133,234)

Net Gain (Loss) on Investment	(100,943)	(79,509)	(219,186)	(107,470)

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,837)	(78,584)	(178,768)	(106,851)

Increase (Decrease) in Net Assets from Contract Transactions	(34,380)	(14,389)	2,695	(45,893)

Total Increase (Decrease) in Net Assets	(133,217)	(92,973)	(176,073)	(152,744)

Net Assets as of December 31, 2022:	$462,176	$361,209	$1,051,753	$272,350

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MS VIF Global Strategist Class I Shares Subaccount	PIMCO Real Return Administrative Class Subaccount	TA Aegon Bond Initial Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount

Net Assets as of December 31, 2020:	$685,842	$201,171	$839,885	$845,905

Investment Income:
Reinvested Dividends	13,252	9,912	12,506	19,562
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,808	501	2,060	2,302

Net Investment Income (Loss)	11,444	9,411	10,446	17,260

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,193	-	49,424	-
Realized Gain (Loss) on Investments	9,723	979	(3,095)	19,515

Net Realized Capital Gains (Losses) on Investments	33,916	979	46,329	19,515
Net Change in Unrealized Appreciation (Depreciation)	10,126	(86)	(66,033)	143,528

Net Gain (Loss) on Investment	44,042	893	(19,704)	163,043

Net Increase (Decrease) in Net Assets Resulting from Operations	55,486	10,304	(9,258)	180,303

Increase (Decrease) in Net Assets from Contract Transactions	3,053	(19,196)	(45,350)	(46,933)

Total Increase (Decrease) in Net Assets	58,539	(8,892)	(54,608)	133,370

Net Assets as of December 31, 2021:	$744,381	$192,279	$785,277	$979,275

Investment Income:
Reinvested Dividends	-	12,171	17,929	18,365
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,603	432	1,689	2,110

Net Investment Income (Loss)	(1,603)	11,739	16,240	16,255

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	111,340	-	-	29,799
Realized Gain (Loss) on Investments	3,311	(2,114)	(12,373)	16,762

Net Realized Capital Gains (Losses) on Investments	114,651	(2,114)	(12,373)	46,561
Net Change in Unrealized Appreciation (Depreciation)	(240,102)	(32,533)	(118,820)	(178,023)

Net Gain (Loss) on Investment	(125,451)	(34,647)	(131,193)	(131,462)

Net Increase (Decrease) in Net Assets Resulting from Operations	(127,054)	(22,908)	(114,953)	(115,207)

Increase (Decrease) in Net Assets from Contract Transactions	(16,144)	(11,602)	(47,069)	(36,100)

Total Increase (Decrease) in Net Assets	(143,198)	(34,510)	(162,022)	(151,307)

Net Assets as of December 31, 2022:	$601,183	$157,769	$623,255	$827,968

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon U.S. Government Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount

Net Assets as of December 31, 2020:	$196,176	$239,074	$1,323,434	$23,121

Investment Income:
Reinvested Dividends	2,280	6,634	48	389
Investment Expense:
Mortality and Expense Risk and Administrative Charges	275	669	3,260	55

Net Investment Income (Loss)	2,005	5,965	(3,212)	334

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,319	-	-	433
Realized Gain (Loss) on Investments	(4,784)	(2,053)	-	8

Net Realized Capital Gains (Losses) on Investments	2,535	(2,053)	-	441
Net Change in Unrealized Appreciation (Depreciation)	(8,083)	56,802	-	478

Net Gain (Loss) on Investment	(5,548)	54,749	-	919

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,543)	60,714	(3,212)	1,253

Increase (Decrease) in Net Assets from Contract Transactions	(88,219)	(7,961)	(28,705)	(3,414)

Total Increase (Decrease) in Net Assets	(91,762)	52,753	(31,917)	(2,161)

Net Assets as of December 31, 2021:	$104,414	$291,827	$1,291,517	$20,960

Investment Income:
Reinvested Dividends	991	7,883	17,302	345
Investment Expense:
Mortality and Expense Risk and Administrative Charges	232	577	3,121	45

Net Investment Income (Loss)	759	7,306	14,181	300

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	751
Realized Gain (Loss) on Investments	(451)	(5,722)	-	(147)

Net Realized Capital Gains (Losses) on Investments	(451)	(5,722)	-	604
Net Change in Unrealized Appreciation (Depreciation)	(13,981)	(82,576)	-	(3,904)

Net Gain (Loss) on Investment	(14,432)	(88,298)	-	(3,300)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,673)	(80,992)	14,181	(3,000)

Increase (Decrease) in Net Assets from Contract Transactions	(3,209)	(17,587)	(60,640)	(966)

Total Increase (Decrease) in Net Assets	(16,882)	(98,579)	(46,459)	(3,966)

Net Assets as of December 31, 2022:	$87,532	$193,248	$1,245,058	$16,994

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,393,477	$202,932	$8,848,459	$646,716

Investment Income:
Reinvested Dividends	3,991	4,842	163,374	13,095
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,686	505	24,416	1,694

Net Investment Income (Loss)	305	4,337	138,958	11,401

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	180,290	3,099	596,822	4,380
Realized Gain (Loss) on Investments	41,499	702	235,740	8,982

Net Realized Capital Gains (Losses) on Investments	221,789	3,801	832,562	13,362
Net Change in Unrealized Appreciation (Depreciation)	9,903	3,106	717,867	32,278

Net Gain (Loss) on Investment	231,692	6,907	1,550,429	45,640

Net Increase (Decrease) in Net Assets Resulting from Operations	231,997	11,244	1,689,387	57,041

Increase (Decrease) in Net Assets from Contract Transactions	(71,077)	(17,865)	(398,436)	(14,828)

Total Increase (Decrease) in Net Assets	160,920	(6,621)	1,290,951	42,213

Net Assets as of December 31, 2021:	$1,554,397	$196,311	$10,139,410	$688,929

Investment Income:
Reinvested Dividends	-	9,189	427,261	32,233
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,279	413	18,326	1,461

Net Investment Income (Loss)	(3,279)	8,776	408,935	30,772

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	201,598	15,127	1,430,589	59,578
Realized Gain (Loss) on Investments	42,116	(3,120)	673,256	(30,975)

Net Realized Capital Gains (Losses) on Investments	243,714	12,007	2,103,845	28,603
Net Change in Unrealized Appreciation (Depreciation)	(500,714)	(50,759)	(4,581,029)	(173,572)

Net Gain (Loss) on Investment	(257,000)	(38,752)	(2,477,184)	(144,969)

Net Increase (Decrease) in Net Assets Resulting from Operations	(260,279)	(29,976)	(2,068,249)	(114,197)

Increase (Decrease) in Net Assets from Contract Transactions	(177,407)	(20,859)	(1,830,045)	(108,947)

Total Increase (Decrease) in Net Assets	(437,686)	(50,835)	(3,898,294)	(223,144)

Net Assets as of December 31, 2022:	$1,116,711	$145,476	$6,241,116	$465,785

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Mid Cap Value Initial Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$4,284,225	$328,832	$536,635	$688,554

Investment Income:
Reinvested Dividends	99,436	3,051	10,168	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,379	975	1,363	1,699

Net Investment Income (Loss)	88,057	2,076	8,805	(1,699)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	114,135	6,310	33,375	174,589
Realized Gain (Loss) on Investments	50,311	(1,673)	10,060	76,522

Net Realized Capital Gains (Losses) on Investments	164,446	4,637	43,435	251,111
Net Change in Unrealized Appreciation (Depreciation)	325,612	87,932	(27,491)	(241,905)

Net Gain (Loss) on Investment	490,058	92,569	15,944	9,206

Net Increase (Decrease) in Net Assets Resulting from Operations	578,115	94,645	24,749	7,507

Increase (Decrease) in Net Assets from Contract Transactions	(323,516)	(1,233)	(27,160)	(102,472)

Total Increase (Decrease) in Net Assets	254,599	93,412	(2,411)	(94,965)

Net Assets as of December 31, 2021:	$4,538,824	$422,244	$534,224	$593,589

Investment Income:
Reinvested Dividends	208,231	3,329	9,605	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,625	989	1,233	812

Net Investment Income (Loss)	198,606	2,340	8,372	(812)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	531,979	74,552	54,455	208,612
Realized Gain (Loss) on Investments	(26,817)	(2,844)	757	(28,333)

Net Realized Capital Gains (Losses) on Investments	505,162	71,708	55,212	180,279
Net Change in Unrealized Appreciation (Depreciation)	(1,492,343)	(109,114)	(147,574)	(529,626)

Net Gain (Loss) on Investment	(987,181)	(37,406)	(92,362)	(349,347)

Net Increase (Decrease) in Net Assets Resulting from Operations	(788,575)	(35,066)	(83,990)	(350,159)

Increase (Decrease) in Net Assets from Contract Transactions	(158,714)	3,882	12,720	(7,894)

Total Increase (Decrease) in Net Assets	(947,289)	(31,184)	(71,270)	(358,053)

Net Assets as of December 31, 2022:	$3,591,535	$391,060	$462,954	$235,536

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Small/Mid Cap Value Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$439,569	$8,340,078

Investment Income:
Reinvested Dividends	3,200	7,003
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,238	22,301

Net Investment Income (Loss)	1,962	(15,298)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,294,379
Realized Gain (Loss) on Investments	1,450	277,289

Net Realized Capital Gains (Losses) on Investments	1,450	1,571,668
Net Change in Unrealized Appreciation (Depreciation)	114,779	97,622

Net Gain (Loss) on Investment	116,229	1,669,290

Net Increase (Decrease) in Net Assets Resulting from Operations	118,191	1,653,992

Increase (Decrease) in Net Assets from Contract Transactions	(21,962)	(498,733)

Total Increase (Decrease) in Net Assets	96,229	1,155,259

Net Assets as of December 31, 2021:	$535,798	$9,495,337

Investment Income:
Reinvested Dividends	2,853	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,192	18,203

Net Investment Income (Loss)	1,661	(18,203)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	73,348	1,234,997
Realized Gain (Loss) on Investments	7,771	120,643

Net Realized Capital Gains (Losses) on Investments	81,119	1,355,640
Net Change in Unrealized Appreciation (Depreciation)	(127,817)	(4,294,458)

Net Gain (Loss) on Investment	(46,698)	(2,938,818)

Net Increase (Decrease) in Net Assets Resulting from Operations	(45,037)	(2,957,021)

Increase (Decrease) in Net Assets from Contract Transactions	(53,645)	(378,986)

Total Increase (Decrease) in Net Assets	(98,682)	(3,336,007)

Net Assets as of December 31, 2022:	$437,116	$6,159,330

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

December 31, 2022

1. Organization

Transamerica Life Ins Co Separate Account VUL-5 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TransUltra.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
The Alger Portfolios	The Alger Portfolios
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class
MFS® Research Initial Class	MFS® Research Series Initial Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares	MS VIF Core Plus Fixed Income Portfolio Class I Shares
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Portfolio Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Portfolio Class I Shares
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO Real Return Administrative Class	PIMCO Real Return Portfolio Administrative Class

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Morgan Stanley Capital Growth Initial Class	November 1, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
TA Aegon Bond Initial Class	TA PIMCO Total Return Initial Class

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

16

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Growth and Income Class B Shares	$414,995	$135,134

AB Large Cap Growth Class B Shares	163,263	45,517

Alger Growth & Income Class I-2 Shares	152,133	109,159

BNY Mellon MidCap Stock Initial Shares	321,121	124,913

BNY Mellon Sustainable U.S. Equity Initial Shares	39,718	16,458

BNY Mellon VIF Appreciation Initial Shares	306,686	50,218

BNY Mellon VIF Opportunistic Small Cap Initial Shares	320,828	71,451

Fidelity® VIP Contrafund® Service Class 2	195,444	445,395

Fidelity® VIP Equity-Income Service Class 2	79,153	146,121

Fidelity® VIP Index 500 Service Class 2	66,357	87,397

Franklin Small Cap Value Class 2 Shares	268,538	137,914

Franklin Small-Mid Cap Growth Class 2 Shares	339,955	206,576

Invesco V.I. High Yield Series I Shares	50,308	59,206

Janus Henderson - Balanced Service Shares	90,169	89,453

Janus Henderson - Global Research Service Shares	143,501	59,205

MFS® Growth Initial Class	109,633	56,391

MFS® Investors Trust Initial Class	72,033	40,010

MFS® Research Initial Class	56,487	20,707

MS VIF Core Plus Fixed Income Class I Shares	109,542	47,158

MS VIF Emerging Markets Equity Class I Shares	56,277	66,819

MS VIF Global Strategist Class I Shares	154,050	60,458

PIMCO Real Return Administrative Class	25,521	25,383

TA Aegon Bond Initial Class	39,625	70,454

TA Aegon Sustainable Equity Income Initial Class	80,250	70,296

TA Aegon U.S. Government Securities Initial Class	1,851	4,301

TA BlackRock Global Real Estate Securities Initial Class	18,784	29,064

TA BlackRock Government Money Market Initial Class	97,191	143,659

TA BlackRock iShares Edge 40 Initial Class	1,096	1,011

TA Janus Mid-Cap Growth Initial Class	215,745	194,833

TA JPMorgan Asset Allocation - Conservative Initial Class	28,715	25,671

TA JPMorgan Asset Allocation - Growth Initial Class	1,976,181	1,966,713

TA JPMorgan Asset Allocation - Moderate Initial Class	130,269	148,866

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	829,903	258,031

TA JPMorgan Mid Cap Value Initial Class	94,358	13,584

TA JPMorgan Tactical Allocation Initial Class	114,781	39,234

TA Morgan Stanley Capital Growth Initial Class	241,275	41,369

TA Small/Mid Cap Value Initial Class	93,484	72,119

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA WMC US Growth Initial Class	$1,298,499	$460,688

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Growth and Income Class B Shares	682	(3,527)	(2,845)	763	(3,837)	(3,074)

AB Large Cap Growth Class B Shares	687	(1,044)	(357)	690	(997)	(307)

Alger Growth & Income Class I-2 Shares	691	(2,903)	(2,212)	485	(3,732)	(3,247)

BNY Mellon MidCap Stock Initial Shares	550	(2,771)	(2,221)	330	(2,087)	(1,757)

BNY Mellon Sustainable U.S. Equity Initial Shares	262	(474)	(212)	303	(261)	42

BNY Mellon VIF Appreciation Initial Shares	342	(1,106)	(764)	337	(1,834)	(1,497)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	948	(2,259)	(1,311)	744	(1,805)	(1,061)

Fidelity® VIP Contrafund® Service Class 2	1,085	(7,292)	(6,207)	1,152	(2,632)	(1,480)

Fidelity® VIP Equity-Income Service Class 2	572	(3,692)	(3,120)	743	(1,543)	(800)

Fidelity® VIP Index 500 Service Class 2	518	(1,627)	(1,109)	28,523	(58,090)	(29,567)

Franklin Small Cap Value Class 2 Shares	751	(2,832)	(2,081)	753	(2,441)	(1,688)

Franklin Small-Mid Cap Growth Class 2 Shares	1,021	(5,502)	(4,481)	651	(1,787)	(1,136)

Invesco V.I. High Yield Series I Shares	1,982	(3,904)	(1,922)	1,618	(3,990)	(2,372)

Janus Henderson - Balanced Service Shares	928	(2,123)	(1,195)	832	(2,547)	(1,715)

Janus Henderson - Global Research Service Shares	975	(2,503)	(1,528)	869	(4,354)	(3,485)

MFS® Growth Initial Class	470	(1,162)	(692)	229	(1,973)	(1,744)

MFS® Investors Trust Initial Class	111	(968)	(857)	146	(768)	(622)

MFS® Research Initial Class	127	(469)	(342)	180	(479)	(299)

MS VIF Core Plus Fixed Income Class I Shares	2,291	(2,165)	126	2,479	(2,897)	(418)

MS VIF Emerging Markets Equity Class I Shares	510	(1,769)	(1,259)	656	(811)	(155)

MS VIF Global Strategist Class I Shares	1,973	(2,729)	(756)	1,620	(1,499)	121

PIMCO Real Return Administrative Class	745	(1,407)	(662)	533	(1,549)	(1,016)

TA Aegon Bond Initial Class	1,164	(3,640)	(2,476)	1,902	(4,071)	(2,169)

TA Aegon Sustainable Equity Income Initial Class	1,222	(2,527)	(1,305)	813	(2,564)	(1,751)

TA Aegon U.S. Government Securities Initial Class	56	(264)	(208)	33	(5,135)	(5,102)

TA BlackRock Global Real Estate Securities Initial Class	487	(1,243)	(756)	432	(747)	(315)

TA BlackRock Government Money Market Initial Class	66,816	(117,147)	(50,331)	82,991	(106,813)	(23,822)

TA BlackRock iShares Edge 40 Initial Class	-	(48)	(48)	-	(153)	(153)

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Janus Mid-Cap Growth Initial Class	459	(5,972)	(5,513)	522	(2,517)	(1,995)

TA JPMorgan Asset Allocation - Conservative Initial Class	199	(1,206)	(1,007)	180	(937)	(757)

TA JPMorgan Asset Allocation - Growth Initial Class	3,782	(57,621)	(53,839)	2,720	(13,716)	(10,996)

TA JPMorgan Asset Allocation - Moderate Initial Class	1,577	(6,346)	(4,769)	1,553	(2,107)	(554)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	3,426	(9,176)	(5,750)	3,221	(13,655)	(10,434)

TA JPMorgan Mid Cap Value Initial Class	402	(295)	107	206	(238)	(32)

TA JPMorgan Tactical Allocation Initial Class	2,246	(1,810)	436	963	(2,093)	(1,130)

TA Morgan Stanley Capital Growth Initial Class	2,712	(2,952)	(240)	1,245	(5,071)	(3,826)

TA Small/Mid Cap Value Initial Class	731	(3,041)	(2,310)	1,130	(2,167)	(1,037)

TA WMC US Growth Initial Class	1,316	(9,242)	(7,926)	847	(9,435)	(8,588)

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Growth and Income Class B Shares	$25,360	$(130,511)	$(105,151)	$27,269	$(140,266)	$(112,997)

AB Large Cap Growth Class B Shares	28,664	(43,513)	(14,849)	36,584	(48,588)	(12,004)
Alger Growth & Income Class I-2 Shares	25,719	(105,716)	(79,997)	17,669	(135,014)	(117,345)

BNY Mellon MidCap Stock Initial Shares	24,054	(122,429)	(98,375)	14,785	(93,891)	(79,106)
BNY Mellon Sustainable U.S. Equity Initial Shares	8,583	(15,577)	(6,994)	11,194	(9,290)	1,904

BNY Mellon VIF Appreciation Initial Shares	14,739	(48,375)	(33,636)	15,212	(78,749)	(63,537)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	29,012	(68,602)	(39,590)	24,683	(60,326)	(35,643)

Fidelity® VIP Contrafund® Service Class 2	65,422	(440,128)	(374,706)	73,385	(177,973)	(104,588)
Fidelity® VIP Equity-Income Service Class 2	21,556	(143,937)	(122,381)	27,871	(57,269)	(29,398)

Fidelity® VIP Index 500 Service Class 2	27,638	(83,154)	(55,516)	1,538,462	(3,102,847)	(1,564,385)
Franklin Small Cap Value Class 2 Shares	34,934	(135,590)	(100,656)	37,672	(117,909)	(80,237)

Franklin Small-Mid Cap Growth Class 2 Shares	40,312	(204,337)	(164,025)	33,505	(89,688)	(56,183)
Invesco V.I. High Yield Series I Shares	29,975	(58,344)	(28,369)	25,723	(63,024)	(37,301)

Janus Henderson - Balanced Service Shares	38,890	(87,163)	(48,273)	35,545	(108,752)	(73,207)
Janus Henderson - Global Research Service Shares	22,499	(57,387)	(34,888)	22,753	(115,299)	(92,546)

MFS® Growth Initial Class	22,200	(54,806)	(32,606)	12,876	(116,641)	(103,765)
MFS® Investors Trust Initial Class	4,603	(38,983)	(34,380)	6,166	(33,486)	(27,320)

MFS® Research Initial Class	5,491	(19,880)	(14,389)	7,804	(21,121)	(13,317)
MS VIF Core Plus Fixed Income Class I Shares	47,866	(45,171)	2,695	57,511	(67,419)	(9,908)

MS VIF Emerging Markets Equity Class I Shares	20,295	(66,188)	(45,893)	32,448	(40,037)	(7,589)
MS VIF Global Strategist Class I Shares	43,098	(59,242)	(16,144)	39,678	(36,625)	3,053

PIMCO Real Return Administrative Class	13,429	(25,031)	(11,602)	10,082	(29,278)	(19,196)
TA Aegon Bond Initial Class	22,046	(69,115)	(47,069)	39,487	(84,837)	(45,350)

TA Aegon Sustainable Equity Income Initial Class	32,589	(68,689)	(36,100)	23,202	(70,135)	(46,933)
TA Aegon U.S. Government Securities Initial Class	865	(4,074)	(3,209)	560	(88,779)	(88,219)

TA BlackRock Global Real Estate Securities Initial Class	11,015	(28,602)	(17,587)	11,855	(19,816)	(7,961)
TA BlackRock Government Money Market Initial Class	80,762	(141,402)	(60,640)	100,133	(128,838)	(28,705)

TA BlackRock iShares Edge 40 Initial Class	-	(966)	(966)	-	(3,414)	(3,414)

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Janus Mid-Cap Growth Initial Class	$14,871	$(192,278)	$(177,407)	$18,831	$(89,908)	$(71,077)

TA JPMorgan Asset Allocation - Conservative Initial Class	4,419	(25,278)	(20,859)	4,072	(21,937)	(17,865)
TA JPMorgan Asset Allocation - Growth Initial Class	121,338	(1,951,383)	(1,830,045)	98,812	(497,248)	(398,436)

TA JPMorgan Asset Allocation - Moderate Initial Class	38,874	(147,821)	(108,947)	42,032	(56,860)	(14,828)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	92,289	(251,003)	(158,714)	98,573	(422,089)	(323,516)

TA JPMorgan Mid Cap Value Initial Class	16,535	(12,653)	3,882	8,946	(10,179)	(1,233)
TA JPMorgan Tactical Allocation Initial Class	51,123	(38,403)	12,720	22,681	(49,841)	(27,160)

TA Morgan Stanley Capital Growth Initial Class	32,752	(40,646)	(7,894)	30,714	(133,186)	(102,472)
TA Small/Mid Cap Value Initial Class	17,436	(71,081)	(53,645)	28,053	(50,015)	(21,962)

TA WMC US Growth Initial Class	67,055	(446,041)	(378,986)	47,642	(546,375)	(498,733)

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Growth and Income Class B Shares
12/31/2022	59,827	$37.24	to	$37.24	$2,227,798	1.10%	0.25%	to	0.25%	(4.66	) %	to	(4.66	) %
12/31/2021	62,672	39.06	to	39.06	2,447,753	0.64	0.25	to	0.25	27.52		to	27.52
12/31/2020	65,746	30.63	to	30.63	2,013,682	1.34	0.25	to	0.25	2.22		to	2.22
12/31/2019	69,118	29.96	to	29.96	2,071,045	1.01	0.25	to	0.25	23.30		to	23.30
12/31/2018	77,366	24.30	to	24.30	1,880,067	0.74	0.25	to	0.25	(6.08)		to	(6.08)
AB Large Cap Growth Class B Shares
12/31/2022	23,820	39.63	to	39.63	944,087	-	0.25	to	0.25	(28.86)		to	(28.86)
12/31/2021	24,177	55.72	to	55.72	1,347,015	-	0.25	to	0.25	28.33		to	28.33
12/31/2020	24,484	43.42	to	43.42	1,062,987	-	0.25	to	0.25	34.81		to	34.81
12/31/2019	25,759	32.21	to	32.21	829,581	-	0.25	to	0.25	34.03		to	34.03
12/31/2018	27,747	24.03	to	24.03	666,710	-	0.25	to	0.25	2.07		to	2.07
Alger Growth & Income Class I-2 Shares
12/31/2022	44,234	35.19	to	35.19	1,556,747	1.42	0.25	to	0.25	(15.19)		to	(15.19)
12/31/2021	46,446	41.50	to	41.50	1,927,374	1.15	0.25	to	0.25	31.33		to	31.33
12/31/2020	49,693	31.60	to	31.60	1,570,147	1.40	0.25	to	0.25	14.59		to	14.59
12/31/2019	52,340	27.57	to	27.57	1,443,172	1.61	0.25	to	0.25	29.15		to	29.15
12/31/2018	54,115	21.35	to	21.35	1,155,344	1.67	0.25	to	0.25	(4.85)		to	(4.85)
BNY Mellon MidCap Stock Initial Shares
12/31/2022	26,512	41.86	to	41.86	1,109,761	0.73	0.25	to	0.25	(14.29)		to	(14.29)
12/31/2021	28,733	48.84	to	48.84	1,403,274	0.61	0.25	to	0.25	25.57		to	25.57
12/31/2020	30,490	38.89	to	38.89	1,185,843	0.83	0.25	to	0.25	7.84		to	7.84
12/31/2019	32,888	36.07	to	36.07	1,186,150	0.67	0.25	to	0.25	19.88		to	19.88
12/31/2018	38,237	30.08	to	30.08	1,150,359	0.58	0.25	to	0.25	(15.70)		to	(15.70)
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2022	12,144	30.83	to	30.83	374,434	0.52	0.25	to	0.25	(23.06)		to	(23.06)
12/31/2021	12,356	40.07	to	40.07	495,183	0.74	0.25	to	0.25	26.68		to	26.68
12/31/2020	12,314	31.63	to	31.63	389,546	1.12	0.25	to	0.25	23.83		to	23.83
12/31/2019	16,036	25.55	to	25.55	409,664	1.44	0.25	to	0.25	34.02		to	34.02
12/31/2018	16,764	19.06	to	19.06	319,534	1.75	0.25	to	0.25	(4.64)		to	(4.64)
BNY Mellon VIF Appreciation Initial Shares
12/31/2022	22,289	41.74	to	41.74	930,423	0.67	0.25	to	0.25	(18.27)		to	(18.27)
12/31/2021	23,053	51.08	to	51.08	1,177,451	0.44	0.25	to	0.25	26.81		to	26.81
12/31/2020	24,550	40.28	to	40.28	988,780	0.79	0.25	to	0.25	23.38		to	23.38
12/31/2019	25,939	32.64	to	32.64	846,731	1.16	0.25	to	0.25	35.76		to	35.76
12/31/2018	27,657	24.05	to	24.05	665,025	1.25	0.25	to	0.25	(7.09)		to	(7.09)
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2022	47,823	28.26	to	28.26	1,351,482	-	0.25	to	0.25	(16.83)		to	(16.83)
12/31/2021	49,134	33.98	to	33.98	1,669,449	0.11	0.25	to	0.25	16.17		to	16.17
12/31/2020	50,195	29.25	to	29.25	1,468,117	0.64	0.25	to	0.25	19.59		to	19.59
12/31/2019	52,515	24.46	to	24.46	1,284,314	-	0.25	to	0.25	21.47		to	21.47
12/31/2018	59,466	20.13	to	20.13	1,197,229	-	0.25	to	0.25	(19.28)		to	(19.28)
Fidelity® VIP Contrafund® Service Class 2
12/31/2022	37,551	55.38	to	55.38	2,079,500	0.26	0.25	to	0.25	(26.67)		to	(26.67)
12/31/2021	43,758	75.52	to	75.52	3,304,627	0.03	0.25	to	0.25	27.19		to	27.19
12/31/2020	45,238	59.38	to	59.38	2,686,010	0.08	0.25	to	0.25	29.91		to	29.91
12/31/2019	49,721	45.71	to	45.71	2,272,508	0.21	0.25	to	0.25	30.95		to	30.95
12/31/2018	59,335	34.90	to	34.90	2,070,981	0.43	0.25	to	0.25	(6.87)		to	(6.87)

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Equity-Income Service Class 2
12/31/2022	29,080	$38.05	to	$38.05	$1,106,534	1.70%	0.25%	to	0.25%	(5.48	) %	to	(5.48	) %
12/31/2021	32,200	40.26	to	40.26	1,296,325	1.68	0.25	to	0.25	24.29		to	24.29
12/31/2020	33,000	32.39	to	32.39	1,068,844	1.66	0.25	to	0.25	6.18		to	6.18
12/31/2019	33,435	30.51	to	30.51	1,019,951	1.83	0.25	to	0.25	26.79		to	26.79
12/31/2018	34,304	24.06	to	24.06	825,355	2.07	0.25	to	0.25	(8.77)		to	(8.77)
Fidelity® VIP Index 500 Service Class 2
12/31/2022	38,593	47.50	to	47.50	1,833,154	1.21	0.25	to	0.25	(18.62)		to	(18.62)
12/31/2021	39,702	58.37	to	58.37	2,317,344	0.86	0.25	to	0.25	27.94		to	27.94
12/31/2020	69,269	45.62	to	45.62	3,160,254	1.56	0.25	to	0.25	17.65		to	17.65
12/31/2019	72,882	38.78	to	38.78	2,826,231	1.77	0.25	to	0.25	30.69		to	30.69
12/31/2018	78,204	29.67	to	29.67	2,320,410	1.54	0.25	to	0.25	(4.97)		to	(4.97)
Franklin Small Cap Value Class 2 Shares
12/31/2022	24,507	46.55	to	46.55	1,140,701	0.99	0.25	to	0.25	(10.29)		to	(10.29)
12/31/2021	26,588	51.88	to	51.88	1,379,484	1.00	0.25	to	0.25	25.05		to	25.05
12/31/2020	28,276	41.49	to	41.49	1,173,189	1.48	0.25	to	0.25	4.93		to	4.93
12/31/2019	29,031	39.54	to	39.54	1,147,929	1.04	0.25	to	0.25	26.03		to	26.03
12/31/2018	33,712	31.37	to	31.37	1,057,688	0.89	0.25	to	0.25	(13.09)		to	(13.09)
Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2022	25,898	35.07	to	35.07	908,138	-	0.25	to	0.25	(33.86)		to	(33.86)
12/31/2021	30,379	53.02	to	53.02	1,610,553	-	0.25	to	0.25	9.74		to	9.74
12/31/2020	31,515	48.31	to	48.31	1,522,488	-	0.25	to	0.25	54.71		to	54.71
12/31/2019	34,937	31.23	to	31.23	1,090,981	-	0.25	to	0.25	31.11		to	31.11
12/31/2018	38,895	23.82	to	23.82	926,392	-	0.25	to	0.25	(5.61)		to	(5.61)
Invesco V.I. High Yield Series I Shares
12/31/2022	29,199	14.62	to	14.62	427,015	4.58	0.25	to	0.25	(9.78)		to	(9.78)
12/31/2021	31,121	16.21	to	16.21	504,456	4.69	0.25	to	0.25	4.12		to	4.12
12/31/2020	33,493	15.57	to	15.57	521,405	6.03	0.25	to	0.25	3.06		to	3.06
12/31/2019	36,117	15.11	to	15.11	545,561	4.17	0.25	to	0.25	13.23		to	13.23
12/31/2018	75,070	13.34	to	13.34	1,001,511	5.04	0.25	to	0.25	(3.59)		to	(3.59)
Janus Henderson - Balanced Service Shares
12/31/2022	30,882	39.64	to	39.64	1,224,200	1.12	0.25	to	0.25	(16.83)		to	(16.83)
12/31/2021	32,077	47.66	to	47.66	1,528,820	0.87	0.25	to	0.25	16.62		to	16.62
12/31/2020	33,792	40.87	to	40.87	1,381,066	2.09	0.25	to	0.25	13.74		to	13.74
12/31/2019	34,319	35.93	to	35.93	1,233,115	1.63	0.25	to	0.25	21.97		to	21.97
12/31/2018	38,990	29.46	to	29.46	1,148,611	1.79	0.25	to	0.25	0.18		to	0.18
Janus Henderson - Global Research Service Shares
12/31/2022	41,341	22.11	to	22.11	914,112	1.49	0.25	to	0.25	(19.81)		to	(19.81)
12/31/2021	42,869	27.57	to	27.57	1,182,048	0.36	0.25	to	0.25	17.50		to	17.50
12/31/2020	46,354	23.47	to	23.47	1,087,767	0.64	0.25	to	0.25	19.46		to	19.46
12/31/2019	49,251	19.64	to	19.64	967,450	0.85	0.25	to	0.25	28.39		to	28.39
12/31/2018	55,772	15.30	to	15.30	853,268	0.98	0.25	to	0.25	(7.32)		to	(7.32)
MFS® Growth Initial Class
12/31/2022	15,539	43.06	to	43.06	669,086	-	0.25	to	0.25	(31.81)		to	(31.81)
12/31/2021	16,231	63.14	to	63.14	1,024,808	-	0.25	to	0.25	23.22		to	23.22
12/31/2020	17,975	51.24	to	51.24	921,045	-	0.25	to	0.25	31.53		to	31.53
12/31/2019	19,188	38.96	to	38.96	747,501	-	0.25	to	0.25	37.80		to	37.80
12/31/2018	19,317	28.27	to	28.27	546,088	0.09	0.25	to	0.25	2.41		to	2.41
MFS® Investors Trust Initial Class
12/31/2022	11,705	39.48	to	39.48	462,176	0.67	0.25	to	0.25	(16.70)		to	(16.70)
12/31/2021	12,562	47.40	to	47.40	595,393	0.63	0.25	to	0.25	26.50		to	26.50
12/31/2020	13,184	37.47	to	37.47	494,007	0.64	0.25	to	0.25	13.58		to	13.58
12/31/2019	13,650	32.99	to	32.99	450,304	0.69	0.25	to	0.25	31.25		to	31.25
12/31/2018	14,733	25.13	to	25.13	370,286	0.63	0.25	to	0.25	(5.72)		to	(5.72)

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS® Research Initial Class
12/31/2022	8,916	$40.51	to	$40.51	$361,209	0.49%	0.25%	to	0.25%	(17.42	) %	to	(17.42	) %
12/31/2021	9,258	49.06	to	49.06	454,182	0.54	0.25	to	0.25	24.49		to	24.49
12/31/2020	9,557	39.41	to	39.41	376,603	0.70	0.25	to	0.25	16.30		to	16.30
12/31/2019	11,254	33.88	to	33.88	381,299	0.79	0.25	to	0.25	32.62		to	32.62
12/31/2018	12,046	25.55	to	25.55	307,758	0.69	0.25	to	0.25	(4.61)		to	(4.61)
MS VIF Core Plus Fixed Income Class I Shares
12/31/2022	52,890	19.89	to	19.89	1,051,753	3.92	0.25	to	0.25	(14.54)		to	(14.54)
12/31/2021	52,764	23.27	to	23.27	1,227,826	3.93	0.25	to	0.25	(0.57)		to	(0.57)
12/31/2020	53,182	23.40	to	23.40	1,244,689	2.85	0.25	to	0.25	7.53		to	7.53
12/31/2019	55,872	21.77	to	21.77	1,216,070	3.96	0.25	to	0.25	10.60		to	10.60
12/31/2018	62,780	19.68	to	19.68	1,235,435	2.56	0.25	to	0.25	(0.90)		to	(0.90)
MS VIF Emerging Markets Equity Class I Shares
12/31/2022	7,564	36.01	to	36.01	272,350	0.44	0.25	to	0.25	(25.27)		to	(25.27)
12/31/2021	8,823	48.18	to	48.18	425,094	0.83	0.25	to	0.25	2.73		to	2.73
12/31/2020	8,978	46.90	to	46.90	421,075	1.39	0.25	to	0.25	14.15		to	14.15
12/31/2019	9,754	41.08	to	41.08	400,725	1.09	0.25	to	0.25	19.29		to	19.29
12/31/2018	11,320	34.44	to	34.44	389,860	0.46	0.25	to	0.25	(17.67)		to	(17.67)
MS VIF Global Strategist Class I Shares
12/31/2022	29,219	20.57	to	20.57	601,183	-	0.25	to	0.25	(17.15)		to	(17.15)
12/31/2021	29,975	24.83	to	24.83	744,381	1.83	0.25	to	0.25	8.10		to	8.10
12/31/2020	29,854	22.97	to	22.97	685,842	1.47	0.25	to	0.25	10.64		to	10.64
12/31/2019	31,904	20.76	to	20.76	662,445	1.76	0.25	to	0.25	17.48		to	17.48
12/31/2018	37,254	17.67	to	17.67	658,454	1.15	0.25	to	0.25	(6.74)		to	(6.74)
PIMCO Real Return Administrative Class
12/31/2022	9,313	16.94	to	16.94	157,769	7.02	0.25	to	0.25	(12.12)		to	(12.12)
12/31/2021	9,975	19.28	to	19.28	192,279	4.94	0.25	to	0.25	5.32		to	5.32
12/31/2020	10,991	18.30	to	18.30	201,171	1.43	0.25	to	0.25	11.43		to	11.43
12/31/2019	11,319	16.42	to	16.42	185,903	1.66	0.25	to	0.25	8.17		to	8.17
12/31/2018	11,775	15.18	to	15.18	178,798	2.47	0.25	to	0.25	(2.45)		to	(2.45)
TA Aegon Bond Initial Class
12/31/2022	35,204	17.70	to	17.70	623,255	2.65	0.25	to	0.25	(15.05)		to	(15.05)
12/31/2021	37,680	20.84	to	20.84	785,277	1.52	0.25	to	0.25	(1.12)		to	(1.12)
12/31/2020	39,849	21.08	to	21.08	839,885	4.26	0.25	to	0.25	7.42		to	7.42
12/31/2019	38,351	19.62	to	19.62	752,523	2.40	0.25	to	0.25	8.14		to	8.14
12/31/2018	36,071	18.14	to	18.14	654,480	2.56	0.25	to	0.25	(0.90)		to	(0.90)
TA Aegon Sustainable Equity Income Initial Class
12/31/2022	30,614	27.05	to	27.05	827,968	2.17	0.25	to	0.25	(11.85)		to	(11.85)
12/31/2021	31,919	30.68	to	30.68	979,275	2.12	0.25	to	0.25	22.12		to	22.12
12/31/2020	33,670	25.12	to	25.12	845,905	3.06	0.25	to	0.25	(7.58)		to	(7.58)
12/31/2019	34,389	27.18	to	27.18	934,850	2.47	0.25	to	0.25	23.60		to	23.60
12/31/2018	36,428	21.99	to	21.99	801,210	2.18	0.25	to	0.25	(11.72)		to	(11.72)
TA Aegon U.S. Government Securities Initial Class
12/31/2022	5,945	14.72	to	14.72	87,532	1.06	0.25	to	0.25	(13.24)		to	(13.24)
12/31/2021	6,153	16.97	to	16.97	104,414	2.09	0.25	to	0.25	(2.63)		to	(2.63)
12/31/2020	11,255	17.43	to	17.43	196,176	1.66	0.25	to	0.25	8.70		to	8.70
12/31/2019	11,989	16.03	to	16.03	192,237	2.02	0.25	to	0.25	6.34		to	6.34
12/31/2018	12,690	15.08	to	15.08	191,346	2.99	0.25	to	0.25	0.01		to	0.01
TA BlackRock Global Real Estate Securities Initial Class
12/31/2022	9,251	20.89	to	20.89	193,248	3.41	0.25	to	0.25	(28.37)		to	(28.37)
12/31/2021	10,007	29.16	to	29.16	291,827	2.47	0.25	to	0.25	25.91		to	25.91
12/31/2020	10,322	23.16	to	23.16	239,074	12.45	0.25	to	0.25	(0.56)		to	(0.56)
12/31/2019	11,332	23.29	to	23.29	263,936	0.91	0.25	to	0.25	24.88		to	24.88
12/31/2018	12,758	18.65	to	18.65	237,960	8.50	0.25	to	0.25	(10.31)		to	(10.31)

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock Government Money Market Initial Class
12/31/2022	1,021,351	$1.22	to	$1.22	$1,245,058	1.38%	0.25%	to	0.25%	1.15%	to	1.15%
12/31/2021	1,071,682	1.21	to	1.21	1,291,517	-	0.25	to	0.25	(0.24)	to	(0.24)
12/31/2020	1,095,504	1.21	to	1.21	1,323,434	0.31	0.25	to	0.25	0.04	to	0.04
12/31/2019	1,280,005	1.21	to	1.21	1,545,714	1.95	0.25	to	0.25	1.72	to	1.72
12/31/2018	1,311,441	1.19	to	1.19	1,556,926	1.79	0.25	to	0.25	1.55	to	1.55
TA BlackRock iShares Edge 40 Initial Class
12/31/2022	869	19.55	to	19.55	16,994	1.90	0.25	to	0.25	(14.46)	to	(14.46)
12/31/2021	917	22.86	to	22.86	20,960	1.76	0.25	to	0.25	5.82	to	5.82
12/31/2020	1,070	21.60	to	21.60	23,121	2.35	0.25	to	0.25	9.37	to	9.37
12/31/2019	1,155	19.75	to	19.75	22,807	2.20	0.25	to	0.25	15.02	to	15.02
12/31/2018	1,320	17.17	to	17.17	22,660	1.91	0.25	to	0.25	(4.38)	to	(4.38)
TA Janus Mid-Cap Growth Initial Class
12/31/2022	35,252	31.68	to	31.68	1,116,711	-	0.25	to	0.25	(16.92)	to	(16.92)
12/31/2021	40,765	38.13	to	38.13	1,554,397	0.27	0.25	to	0.25	17.01	to	17.01
12/31/2020	42,760	32.59	to	32.59	1,393,477	0.23	0.25	to	0.25	18.91	to	18.91
12/31/2019	44,865	27.41	to	27.41	1,229,596	0.07	0.25	to	0.25	36.37	to	36.37
12/31/2018	45,704	20.10	to	20.10	918,546	0.06	0.25	to	0.25	(1.47)	to	(1.47)
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2022	7,224	20.14	to	20.14	145,476	5.56	0.25	to	0.25	(15.57)	to	(15.57)
12/31/2021	8,231	23.85	to	23.85	196,311	2.39	0.25	to	0.25	5.64	to	5.64
12/31/2020	8,988	22.58	to	22.58	202,932	2.47	0.25	to	0.25	11.19	to	11.19
12/31/2019	9,454	20.30	to	20.30	191,962	2.60	0.25	to	0.25	13.62	to	13.62
12/31/2018	10,177	17.87	to	17.87	181,882	1.80	0.25	to	0.25	(4.22)	to	(4.22)
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2022	211,262	29.54	to	29.54	6,241,116	5.83	0.25	to	0.25	(22.76)	to	(22.76)
12/31/2021	265,101	38.25	to	38.25	10,139,410	1.67	0.25	to	0.25	19.34	to	19.34
12/31/2020	276,097	32.05	to	32.05	8,848,459	1.71	0.25	to	0.25	24.43	to	24.43
12/31/2019	294,372	25.76	to	25.76	7,582,091	1.72	0.25	to	0.25	25.74	to	25.74
12/31/2018	304,937	20.48	to	20.48	6,246,543	1.89	0.25	to	0.25	(10.62)	to	(10.62)
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2022	20,020	23.27	to	23.27	465,785	5.50	0.25	to	0.25	(16.28)	to	(16.28)
12/31/2021	24,789	27.79	to	27.79	688,929	1.93	0.25	to	0.25	8.91	to	8.91
12/31/2020	25,343	25.52	to	25.52	646,716	2.35	0.25	to	0.25	12.32	to	12.32
12/31/2019	31,998	22.72	to	22.72	726,950	2.25	0.25	to	0.25	16.13	to	16.13
12/31/2018	36,503	19.56	to	19.56	714,099	1.76	0.25	to	0.25	(5.36)	to	(5.36)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2022	137,421	26.14	to	26.14	3,591,535	5.40	0.25	to	0.25	(17.56)	to	(17.56)
12/31/2021	143,171	31.70	to	31.70	4,538,824	2.18	0.25	to	0.25	13.66	to	13.66
12/31/2020	153,605	27.89	to	27.89	4,284,225	2.05	0.25	to	0.25	14.78	to	14.78
12/31/2019	173,990	24.30	to	24.30	4,227,919	2.22	0.25	to	0.25	19.71	to	19.71
12/31/2018	170,098	20.30	to	20.30	3,452,771	1.82	0.25	to	0.25	(7.30)	to	(7.30)
TA JPMorgan Mid Cap Value Initial Class
12/31/2022	9,256	42.25	to	42.25	391,060	0.84	0.25	to	0.25	(8.46)	to	(8.46)
12/31/2021	9,149	46.15	to	46.15	422,244	0.78	0.25	to	0.25	28.87	to	28.87
12/31/2020	9,181	35.81	to	35.81	328,832	1.30	0.25	to	0.25	1.10	to	1.10
12/31/2019	8,962	35.43	to	35.43	317,503	1.34	0.25	to	0.25	25.89	to	25.89
12/31/2018	9,498	28.14	to	28.14	267,281	0.88	0.25	to	0.25	(12.03)	to	(12.03)
TA JPMorgan Tactical Allocation Initial Class
12/31/2022	22,504	20.57	to	20.57	462,954	1.94	0.25	to	0.25	(15.02)	to	(15.02)
12/31/2021	22,068	24.21	to	24.21	534,224	1.86	0.25	to	0.25	4.64	to	4.64
12/31/2020	23,198	23.13	to	23.13	536,635	2.44	0.25	to	0.25	12.08	to	12.08
12/31/2019	23,908	20.64	to	20.64	493,451	2.39	0.25	to	0.25	11.90	to	11.90
12/31/2018	25,833	18.44	to	18.44	476,489	2.24	0.25	to	0.25	(3.18)	to	(3.18)

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Morgan Stanley Capital Growth Initial Class
12/31/2022	25,108	$9.38	to	$9.38	$235,536	-%	0.25%	to	0.25%	(59.94	) %	to	(59.94	) %
12/31/2021	25,348	23.42	to	23.42	593,589	-	0.25	to	0.25	(0.78)		to	(0.78)
12/31/2020	29,174	23.60	to	23.60	688,554	-	0.25	to	0.25	117.33		to	117.33
12/31/2019(1)	37,480	10.86	to	10.86	407,037	-	-	to	-	-		to	-
TA Small/Mid Cap Value Initial Class
12/31/2022	19,073	22.92	to	22.92	437,116	0.60	0.25	to	0.25	(8.54)		to	(8.54)
12/31/2021	21,383	25.06	to	25.06	535,798	0.64	0.25	to	0.25	27.80		to	27.80
12/31/2020	22,420	19.61	to	19.61	439,569	1.19	0.25	to	0.25	3.78		to	3.78
12/31/2019	24,929	18.89	to	18.89	470,951	0.99	0.25	to	0.25	24.97		to	24.97
12/31/2018	26,839	15.12	to	15.12	405,729	0.90	0.25	to	0.25	(11.68)		to	(11.68)
TA WMC US Growth Initial Class
12/31/2022	142,205	43.31	to	43.31	6,159,330	-	0.25	to	0.25	(31.52)		to	(31.52)
12/31/2021	150,131	63.25	to	63.25	9,495,337	0.08	0.25	to	0.25	20.36		to	20.36
12/31/2020	158,719	52.55	to	52.55	8,340,078	0.11	0.25	to	0.25	36.95		to	36.95
12/31/2019	173,580	38.37	to	38.37	6,659,849	0.13	0.25	to	0.25	39.70		to	39.70
12/31/2018	187,611	27.47	to	27.47	5,152,734	0.48	0.25	to	0.25	(0.04)		to	(0.04)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC assumes mortality and expense risks related to the operations of the Separate Account. TLIC deducts a daily charge from each subaccount which is equal, on an annual basis, to 0.25% of the daily net asset value of the subaccount.

An administrative charge is deducted by TLIC prior to allocation of policyowner payments to the subaccounts, which is equal to 7% of the premium payment for policies with a face amount under $5,000,000, 6.5% for a face amount between $5,000,000 and $9,999,999 and 6.25% for a face amount of $10,000,000 or more. The first 18 transfers in a policy year are free. TLIC may impose a charge of up to $25 for each transfer in excess of 18 transfers during a policy year, but currently TLIC only charges $10 for each additional transfer.

Surrender charges may also apply to partial withdrawals, full surrenders, and decreases in the face amount of insurance. Under all forms of the policy, monthly charges against policy cash values are made to compensate TLIC for costs of insurance provided. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

Transamerica Life Insurance Company

Transamerica Life Ins Co Separate Account VUL-5

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.